LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2020 CAD ($)
2022
Principal repayments of long-term debt
Principal repayments	$ 1,018.0
2024
Principal repayments of long-term debt
Principal repayments	763.5
2025
Principal repayments of long-term debt
Principal repayments	400.0
2026 and thereafter
Principal repayments of long-term debt
Principal repayments	$ 1,938.5